Shareholder Report, Average Annual Return (Details) 1014036_Franklin FTSE China ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE China ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE China ETF (NAV)
Average Annual Return, Percent	5.90%	(4.79%)	0.54%
FTSE China Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China Index-NR
Average Annual Return, Percent	6.16%	(4.64%)	0.69%
FTSE China Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China Capped Index-NR
Average Annual Return, Percent	6.16%	(4.64%)	0.73%